Other Key Disclosures (Detail) - Finance Receivable Held by Special Purpose Entities, Transferees ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Transferred receivables with continuing involvement	₨ 575.4	$ 8.8	₨ 793.8
Delinquencies	230.7	3.5	205.7
Credit losses	212.3	3.3	183.0
Retained interest in sold receivables	₨ 22.8	$ 0.4	₨ 32.7